Trade receivables, net	12 Months Ended
Mar. 31, 2018
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Trade receivables, net

7. Trade receivables, net

Trade receivables consist of the following:

	As at
	March 31,	March 31,
	2018	2017
Trade receivables	$71,952	$62,136
Less: Allowances for doubtful trade receivable	(564)	(1,713)

Total	$71,388	$60,423

The movement in the allowances for doubtful trade receivable is as follows:

	Year ended March 31,
	2018	2017	2016
Balance at the beginning of the year	$1,713	$4,446	$5,336
Charged to operations	2,115	777	1,010
Write-offs, net of collections	(1,136)	(2,571)	(936)
Reversals	(2,321)	(664)	(904)
Translation adjustment	193	(275)	(60)

Balance at the end of the year	$564	$1,713	$4,446